RELATED PARTY TRANSACTIONS AND BALANCES - Schedule of Remuneration of Key Management Personnel (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits	$ 6,569	$ 4,001
Total	15,491	11,452
General and administrative costs
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits		4,596
Research
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Key management personnel compensation, short-term employee benefits		1,973
Options
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Share-based compensation	8,813	4,786
Warrants
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [line items]
Share-based compensation	$ 109	$ 2,665